Exhibit 99.1

CGGS Commercial Mortgage Trust 2016-RND

Commercial Mortgage Pass-Through Certificates, Series 2016-RND

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman, Sachs & Co.

10 March 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

Goldman Sachs Mortgage Company

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

Re: CGGS Commercial Mortgage Trust 2016-RND Commercial Mortgage Pass-Through Certificates, Series 2016-RND (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the following information:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans (as defined in Attachment A) which contain various source documents (the “Source Documents”) relating to the Mortgage Loans, Mezzanine Loans (as defined in Attachment A) and Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the CGGS Commercial Mortgage Trust 2016-RND securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loans,
iii.	Whether the originators of the Trust Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 March 2016

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in CGGS Commercial Mortgage Trust 2016-RND (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of one componentized fixed rate mortgage loan (the “Pool A Trust Loan”) and one componentized floating rate mortgage loan (the “Pool B Trust Loan,” together with the Pool A Trust Loan, the “Trust Loans”),
c.	The Pool B Trust Loan is part of a split loan structure comprised of the Pool B Trust Loan and a subordinate companion loan (the “Pool B Companion Loan,” together with the Pool B Trust Loan, the “Pool B Mortgage Loan”) which will not be an asset of the Issuing Entity,
d.	Each class of Certificates will only represent an interest in one of the Trust Loans and will not represent an interest in, or be backed by, the other Trust Loan,
e.	The Pool A Trust Loan is secured by the related borrowers’ interests in 31 properties (collectively, the “Pool A Properties”),
f.	The Pool B Mortgage Loan is secured by the related borrowers’ interests in 28 properties (the “Pool B Properties,” together with the Pool A Properties, the “Properties”),
g.	The Pool A Trust Loan has three related fixed rate mezzanine loans (the “Pool A Mezzanine A Loan,” “Pool A Mezzanine B Loan” and “Pool A Mezzanine C Loan,” respectively, and collectively, the “Pool A Mezzanine Loans”) which will not be assets of the Issuing Entity and
h.	The Pool B Mortgage Loan has two related floating rate mezzanine loans (the “Pool B Mezzanine A Loan” and “Pool B Mezzanine B Loan,” respectively, and collectively, the “Pool B Mezzanine Loans”) which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report:

a.	The Pool A Trust Loan and Pool B Mortgage Loan are hereinafter referred to collectively as the “Mortgage Loans,”
b.	The Pool A Mezzanine Loans and Pool B Mezzanine Loans are hereinafter referred to collectively as the “Mezzanine Loans,”
c.	The Pool A Trust Loan, together with the Pool A Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Pool A Trust Loan” (or with respect to each Pool A Property, is hereinafter referred to as the “Total Debt associated with each Pool A Property”),
d.	The Pool B Trust Loan, together with the Pool B Companion Loan and Pool B Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Pool B Trust Loan” (or with respect to each Pool B Property, is hereinafter referred to as the “Total Debt associated with each Pool B Property”),
e.	The Total Debt associated with the Pool A Trust Loan, together with the Total Debt associated with the Pool B Trust Loan, is hereinafter referred to as the “Total Debt associated with each Trust Loan” and
f.	The Total Debt associated with each Pool A Property, together with the Total Debt associated with each Pool B Property, is hereinafter referred to as the “Total Debt associated with each Property.”

Attachment A Page 2 of 8

Procedures performed and our associated findings

1.            We obtained from the Depositor:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Trust Loans, Pool B Companion Loan, Mortgage Loans, Mezzanine Loans, Properties, Total Debt associated with each Trust Loan and Total Debt associated with each Property as of the related payment date of each Mortgage Loan in March 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

For each Trust Loan on the Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the instructions provided by the Depositor that are described in the succeeding paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A. For the purpose of the procedures described in this report, the mortgage loan agreement Source Document for each Trust Loan includes any executed amendments to the mortgage loan agreement that were provided by the Depositor.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Trust Loans, Pool B Companion Loan, Mortgage Loans, Mezzanine Loans, Properties, Total Debt associated with each Trust Loan and Total Debt associated with each Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Mortgage Loans and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loans and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of each Mortgage Loan, as shown on the Final Data File, for the interest-only period of each Mortgage Loan (the “IO Period”) and
b.	Use “0” for the original amortization term of each Mortgage Loan (the “Original Amort Term (Months)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

7.	Using the:
a.	Cut-off Date Allocated Trust Loan Amount ($),
b.	Cut-off Date Allocated Companion Loan Amount ($),
c.	Cut-off Date Allocated Mezzanine A Loan Amount ($),
d.	Cut-off Date Allocated Mezzanine B Loan Amount ($) and
e.	Cut-off Date Allocated Mezzanine C Loan Amount ($)

of each Trust Loan, Pool B Companion Loan, Mezzanine Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the “Cut-off Date Allocated Total Loan Amount ($)” of the Total Debt associated with each Trust Loan and the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-off Date Allocated Trust Loan Amount ($)” of each Trust Loan and Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Trust Loan Amount” for each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Recalculate the “Percentage of Cut-off Date Allocated Trust Loan Amount” for each Pool A Property as the result of the “Cut-off Date Allocated Trust Loan Amount ($)” of such Pool A Property divided by the “Cut-off Date Allocated Trust Loan Amount ($)” of the Pool A Trust Loan and
b.	Recalculate the “Percentage of Cut-off Date Allocated Trust Loan Amount” for each Pool B Property as the result of the “Cut-off Date Allocated Trust Loan Amount ($)” of such Pool B Property divided by the “Cut-off Date Allocated Trust Loan Amount ($)” of the Pool B Trust Loan.

9.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

10.	Using the:
a.	Cut-off Date Allocated Trust Loan Amount ($),
b.	Fixed Rate Trust Loan Rate and
c.	Interest Calculation (30/360 / Actual/360)

of the Pool A Trust Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 10., we recalculated the “Monthly Debt Service Payment” of the Pool A Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of the Pool A Trust Loan as 1/12th the product of:

i.	The “Cut-off Date Allocated Trust Loan Amount ($)” of the Pool A Trust Loan, as shown on the Final Data File and
ii.	The “Fixed Rate Trust Loan Rate” of the Pool A Trust Loan, as shown on the Final Data File.

11.	Using the:
a.	Cut-off Date Allocated Trust Loan Amount ($),
b.	Floating Rate Trust Margin,
c.	LIBOR Cap and
d.	Interest Calculation (30/360 / Actual/360)

of the Pool B Trust Loan, all as shown on the Final Data File, a LIBOR assumption of 0.4255% provided by the Depositor, the LIBOR rounding methodology that is described on the mortgage loan agreement Source Document for the Pool B Mortgage Loan and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 11., we recalculated the “Monthly Debt Service Payment” of the Pool B Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of the Pool B Trust Loan as 1/12th the product of:

i.	The “Cut-off Date Allocated Trust Loan Amount ($)” of the Pool B Trust Loan, as shown on the Final Data File,

Multiplied by

ii.	The sum of:
(a)	The “Floating Rate Trust Margin” of the Pool B Trust Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 0.4255% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described on the mortgage loan agreement Source Document for the Pool B Mortgage Loan,

Multiplied by

iii.	365/360.

Attachment A Page 6 of 8

12.	Using the:
a.	Cut-off Date Allocated Trust Loan Amount ($),
b.	Cut-off Date Allocated Total Loan Amount ($),
c.	Monthly Debt Service Payment,
d.	Bulk Appraised Value and
e.	UW Net Cash Flow

of each Trust Loan, Property and the Total Debt associated with each Trust Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 12., we recalculated the:

i.	Trust Loan Cut-off Date LTV,
ii.	Total Debt Cut-off Date LTV,
iii.	Trust Loan UW NCF Debt Yield,
iv.	Total Debt UW NCF Debt Yield and
v.	Trust Loan UW NCF DSCR

of each Trust Loan and the Total Debt associated with each Trust Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent,
b.	Round the “Trust Loan UW NCF DSCR” characteristic to two decimals and
c.	Use “<blank>” for each of the characteristics listed in items i. through v. above for the Properties related to each Trust Loan.

Attachment A Page 7 of 8

13.	Using the:
a.	Cut-off Date Allocated Trust Loan Amount ($),
b.	Cut-off Date Allocated Total Loan Amount ($),
c.	Individual As-Is Appraised Value,
d.	Stabilized Appraised Value,
e.	Bulk Appraised Value,
f.	NRA and
g.	Apartment Units

of each Trust Loan, Property, the Total Debt associated with each Trust Loan and the Total Debt associated with each Property, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Individual As-Is Appraised Value per Metric,
ii.	Stabilized Appraised Value per Metric,
iii.	Bulk Appraised Value per Metric,
iv.	Cut-off Date Allocated Trust Loan Amount per Metric ($) and
v.	Cut-off Date Total Loan Amount per Metric ($)

of each Trust Loan, Property, the Total Debt associated with each Trust Loan and the Total Debt associated with each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating each characteristic listed in items i. through v. above for each Property and the Total Debt associated with each Property, the Depositor instructed us to use the “NRA” as the denominator for each Property with a “Property Type” of “Office” or “Industrial” on the Final Data File and to use the “Apartment Units” as the denominator for each Property with a “Property Type” of “Multifamily” on the Final Data File.

Additionally, for the purpose of recalculating each characteristic listed in items i. through v. above for each Trust Loan and the Total Debt associated with each Trust Loan, the Depositor instructed us to use the aggregate “NRA” of the Properties that secure each Trust Loan as the denominator for such recalculation.

Attachment A Page 8 of 8

14.	Using the:
a.	Monthly Debt Service Payment,
b.	Cut-off Date Allocated Companion Loan Amount ($),
c.	Cut-off Date Allocated Mezzanine A Loan Amount ($),
d.	Cut-off Date Allocated Mezzanine B Loan Amount ($),
e.	Cut-off Date Allocated Mezzanine C Loan Amount ($) and
f.	UW Net Cash Flow

of each Trust Loan, Pool B Companion Loan, Mezzanine Loan and Property, as applicable, all as shown on the Final Data File, a LIBOR assumption of 0.4255% provided by the Depositor, the LIBOR rounding methodologies that are described on the applicable Source Documents for the Pool B Mortgage Loan and Pool B Mezzanine Loans and the information, instructions and calculation methodologies provided by the Depositor that are described in the succeeding paragraph of this Item 14., we recalculated the “Total Debt UW NCF DSCR” of the Total Debt associated with each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt UW NCF DSCR” to two decimal places,
b.	Use “<blank>” as the “Total Debt UW NCF DSCR” for the Total Debt associated with each Property and
c.	Use the interest rate and margin information for the Mezzanine Loans and Pool B Companion Loan that is listed in the table below in lieu of the corresponding information on the applicable Source Documents.

Mezzanine Loan or Companion Loan	Related to	Provided Value

Pool A Mezzanine A Loan	Interest Rate	5.85%

Pool A Mezzanine B Loan	Interest Rate	7.85%

Pool A Mezzanine C Loan	Interest Rate	9.95%

Pool B Companion Loan	Margin	5.00%

Pool B Mezzanine A Loan	Margin	6.25%

Pool B Mezzanine B Loan	Margin	8.00%

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Depositor that is described above.

Exhibit 1 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Property Appraisal Report
City (see Note 1)	Property Appraisal Report
State (see Note 1)	Property Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
MSA	Office of Management and Budget Website (http://www.whitehouse.gov/sites/default/files/ omb/bulletins/2014/b-13-01.pdf)
Property Type	Property Appraisal Report
Property Sub-Type	Property Appraisal Report
Year Built	Property Appraisal Report or Engineering Report
Year Renovated (see Note 2)	Property Appraisal Report or Engineering Report
Leased (%)	Underwritten Rent Roll
NRA	Underwritten Rent Roll
Apartment Units	Underwritten Rent Roll
Metric Identifier	Underwritten Rent Roll
Ownership	Title Policy
Ground Leases – Lessor	Ground Lease or Ground Lease Estoppel
Ground Leases – Maturity Date	Ground Lease or Ground Lease Estoppel
Ground Leases – Extension	Ground Lease or Ground Lease Estoppel
Ground Leases – Extension Tenor	Ground Lease or Ground Lease Estoppel
Ground Leases – Max Maturity Date	Ground Lease or Ground Lease Estoppel

Third Party Information:

Characteristic	Source Document

Appraisal Report Provider	Property Appraisal Report
Individual As-Is Appraised Value	Property Appraisal Report
Individual As-Is Appraised Value Date	Property Appraisal Report
Stabilized Appraised Value	Property Appraisal Report
Stabilized Appraisal Value Date	Property Appraisal Report
Bulk Appraised Value (see Note 3)	Portfolio Appraisal Report
Bulk Appraised Value Date	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Report Required	Environmental Phase I Report

Exhibit 1 to Attachment A Page 2 of 7

Third Party Information: (continued)

Characteristic	Source Document

Seismic Report Date (see Note 4)	Seismic Report
Seismic Zone (see Note 4)	Seismic Report
PML (SEL) (see Note 4)	Seismic Report
PML (SUL) (see Note 4)	Seismic Report

Major Tenant Information: (see Note 5)

Characteristic	Source Document

Largest Tenant - Tenant Name	Underwritten Rent Roll
Largest Tenant - Lease Start	Underwritten Rent Roll
Largest Tenant - Lease Exp.	Underwritten Rent Roll
Largest Tenant - NRA	Underwritten Rent Roll
Largest Tenant - UW Base Rent	Underwritten Rent Roll
Largest Tenant - UW Gross Rent	Underwritten Rent Roll
2nd Largest Tenant - Tenant Name	Underwritten Rent Roll
2nd Largest Tenant - Lease Start	Underwritten Rent Roll
2nd Largest Tenant - Lease Exp.	Underwritten Rent Roll
2nd Largest Tenant - NRA	Underwritten Rent Roll
2nd Largest Tenant - UW Base Rent	Underwritten Rent Roll
2nd Largest Tenant - UW Gross Rent	Underwritten Rent Roll
3rd Largest Tenant - Tenant Name	Underwritten Rent Roll
3rd Largest Tenant - Lease Start	Underwritten Rent Roll
3rd Largest Tenant - Lease Exp.	Underwritten Rent Roll
3rd Largest Tenant - NRA	Underwritten Rent Roll
3rd Largest Tenant - UW Base Rent	Underwritten Rent Roll
3rd Largest Tenant - UW Gross Rent	Underwritten Rent Roll
4th Largest Tenant - Tenant Name	Underwritten Rent Roll
4th Largest Tenant - Lease Start	Underwritten Rent Roll
4th Largest Tenant - Lease Exp.	Underwritten Rent Roll
4th Largest Tenant - NRA	Underwritten Rent Roll
4th Largest Tenant - UW Base Rent	Underwritten Rent Roll
4th Largest Tenant - UW Gross Rent	Underwritten Rent Roll
5th Largest Tenant - Tenant Name	Underwritten Rent Roll
5th Largest Tenant - Lease Start	Underwritten Rent Roll
5th Largest Tenant - Lease Exp.	Underwritten Rent Roll
5th Largest Tenant - NRA	Underwritten Rent Roll
5th Largest Tenant - UW Base Rent	Underwritten Rent Roll
5th Largest Tenant - UW Gross Rent	Underwritten Rent Roll
WA Lease Term Remaining	Underwritten Rent Roll
WA Lease Exp	Underwritten Rent Roll
% of IG Rental Income	Underwritten Rent Roll
% of Rental Revenue from Major Public Companies	Underwritten Rent Roll

Exhibit 1 to Attachment A Page 3 of 7

Underwriting Information: (see Note 6)

Characteristic	Source Document

2012 EGI ($)	Underwriter's Summary Report
2012 Expenses ($)	Underwriter's Summary Report
2012 NOI ($)	Underwriter's Summary Report
2012 Replacement Reserves	Underwriter's Summary Report
2012 Tenant Improvements	Underwriter's Summary Report
2012 Leasing Commissions	Underwriter's Summary Report
2012 Extraordinary Cap Ex	Underwriter's Summary Report
2012 Net Cash Flow	Underwriter's Summary Report
2013 EGI ($)	Underwriter's Summary Report
2013 Expenses ($)	Underwriter's Summary Report
2013 NOI ($)	Underwriter's Summary Report
2013 Replacement Reserves	Underwriter's Summary Report
2013 Tenant Improvements	Underwriter's Summary Report
2013 Leasing Commissions	Underwriter's Summary Report
2013 Extraordinary Cap Ex	Underwriter's Summary Report
2013 Net Cash Flow	Underwriter's Summary Report
2014 EGI ($)	Underwriter's Summary Report
2014 Expenses ($)	Underwriter's Summary Report
2014 NOI ($)	Underwriter's Summary Report
2014 Replacement Reserves	Underwriter's Summary Report
2014 Tenant Improvements	Underwriter's Summary Report
2014 Leasing Commissions	Underwriter's Summary Report
2014 Extraordinary Cap Ex	Underwriter's Summary Report
2014 Net Cash Flow	Underwriter's Summary Report
TTM September 2015 EGI ($)	Underwriter's Summary Report
TTM September 2015 Expenses ($)	Underwriter's Summary Report
TTM September 2015 NOI ($)	Underwriter's Summary Report
TTM Replacement Reserves	Underwriter's Summary Report
TTM Tenant Improvements	Underwriter's Summary Report
TTM Leasing Commissions	Underwriter's Summary Report
TTM Extraordinary Cap Ex	Underwriter's Summary Report
TTM Net Cash Flow	Underwriter's Summary Report
Underwritten EGI ($)	Underwriter's Summary Report
Underwritten Expenses ($)	Underwriter's Summary Report
Underwritten NOI ($)	Underwriter's Summary Report
UW Replacement Reserves	Underwriter's Summary Report
UW Tenant Improvements	Underwriter's Summary Report
UW Leasing Commissions	Underwriter's Summary Report
UW Extraordinary Cap Ex	Underwriter's Summary Report
UW Net Cash Flow	Underwriter's Summary Report

Exhibit 1 to Attachment A Page 4 of 7

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement or Settlement Statement
Ongoing Tax Escrow Monthly	Mortgage Loan Agreement or Settlement Statement
Initial Insurance Escrow	Mortgage Loan Agreement or Settlement Statement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement or Settlement Statement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement or Settlement Statement
Initial Cap Ex Escrow	Mortgage Loan Agreement or Settlement Statement
Ongoing Cap Ex Escrow Monthly	Mortgage Loan Agreement or Settlement Statement
Initial Ground Lease Escrow	Mortgage Loan Agreement or Settlement Statement
Ongoing Ground Lease Escrow Monthly	Mortgage Loan Agreement or Settlement Statement
Initial Other Escrow	Mortgage Loan Agreement or Settlement Statement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement or Settlement Statement
Other Escrow Description	Mortgage Loan Agreement or Settlement Statement
Initial Other Escrow 2	Mortgage Loan Agreement or Settlement Statement
Ongoing Other Escrow 2	Mortgage Loan Agreement or Settlement Statement
Other Escrow 2 Description	Mortgage Loan Agreement or Settlement Statement
Initial Other Escrow 3	Mortgage Loan Agreement or Settlement Statement
Ongoing Other Escrow 3	Mortgage Loan Agreement or Settlement Statement
Other Escrow 3 Description	Mortgage Loan Agreement or Settlement Statement
Initial Other Escrow 4	Mortgage Loan Agreement or Settlement Statement
Ongoing Other Escrow 4	Mortgage Loan Agreement or Settlement Statement
Other Escrow 4 Description	Mortgage Loan Agreement or Settlement Statement
Initial Other Escrow 5	Mortgage Loan Agreement or Settlement Statement
Ongoing Other Escrow 5	Mortgage Loan Agreement or Settlement Statement

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Other Escrow 5 Description	Mortgage Loan Agreement or Settlement Statement

Mortgage Loan Information:

Characteristic	Source Document(s)

LIBOR Cap (see Note 7)	Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 7)	Interest Rate Cap Agreement
Interest Calculation (30/360 / Actual/360) (see Note 8)	Mortgage Loan Agreement or Draft Pool A Second Amendment to the Loan Agreement
Amort Type	Mortgage Loan Agreement
First Loan Payment Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Grace Period	Mortgage Loan Agreement
Floating Rate Component Extensions (see Note 7)	Mortgage Loan Agreement
Fixed Rate Component Extensions (see Note 9)	Mortgage Loan Agreement
Floating Rate Component Prepayment Provision (see Note 7)	Mortgage Loan Agreement

Exhibit 1 to Attachment A Page 5 of 7

Characteristic	Source Document(s)

Fixed Rate Component Prepayment Provision (see Note 9)	Mortgage Loan Agreement
Borrower Entity	Mortgage Loan Agreement
Lockbox Type (see Note 10)	Mortgage Loan Agreement and Cash Management Agreement
Lockbox (see Note 11)	Mortgage Loan Agreement and Cash Management Agreement
DY at Trigger Level	Mortgage Loan Agreement

Exhibit 1 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Year Renovated” characteristic for the Property identified on the Preliminary Data File as “Pacific Research Center” (the “Pacific Research Center Property”), the property appraisal report and engineering report Source Documents did not indicate that any renovations have occurred at the Pacific Research Center Property. For the Pacific Research Center Property, the Depositor instructed us to use “2008” for the “Year Renovated” characteristic.

3.	For the purpose of comparing the “Bulk Appraised Value” characteristic for each Property, the Depositor instructed us to allocate the “Bulk Appraised Value” of the Properties (in aggregate) that secure each Mortgage Loan, as shown on the applicable portfolio appraisal report Source Document, to each related Property pro rata using the “Individual As-Is Appraised Value” of such Property, as shown on the Preliminary Data File.

4.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone,
c.	PML (SEL) and
d.	PML (SUL)

characteristics only for Properties that contained a seismic report Source Document in the related loan file.

5.	For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to combine multiple spaces leased by the same tenant at the Property only if the lease for each space has the same lease expiration date, all as shown on the applicable underwritten rent roll Source Document.

6.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

7.	For the purpose of comparing the:
a.	LIBOR Cap,
b.	LIBOR Cap Expiration Date,
c.	Floating Rate Component Extensions and
d.	Floating Rate Component Prepayment Provision

characteristics, the Depositor instructed us to use “NAP” for the Pool A Trust Loan.

Exhibit 1 to Attachment A Page 7 of 7

Notes: (continued)

8.	For the purpose of comparing the “Interest Calculation (30/360 / Actual/360)” characteristic for the Pool A Trust Loan, the Depositor instructed us to use the draft Pool A second amendment to the loan agreement Source Document, and instructed us to treat the draft Pool A second amendment to the loan agreement Source Document as fully executed.

9.	For the purpose of comparing the:
a.	Fixed Rate Component Extensions and
b.	Fixed Rate Component Prepayment Provision

characteristics, the Depositor instructed us to use “NAP” for the Pool B Mortgage Loan.

10.	For the purpose of comparing the “Lockbox Type” characteristic for each Trust Loan, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the mortgage loan agreement and cash management agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

11.	For the purpose of comparing the “Lockbox” characteristic for each Trust Loan, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the applicable mortgage loan agreement and cash management agreement Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrowers or (ii) retained as additional collateral for the respective Trust Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic
Portfolio ID
Property ID
Pool Rank
Property Name
Phase II Date
Phase II Conclusion
ACM O&M Plan
Other Follow Up Obtained
WA Lease Term Non Top 5
Largest Tenant – Lease Type
2nd Largest Tenant – Lease Type
3rd Largest Tenant – Lease Type
4th Largest Tenant – Lease Type
5th Largest Tenant – Lease Type
Administrative Fee Rate (%) (see Note 1)
Fixed Rate Trust Loan Rate (see Note 2)
Floating Rate Trust Margin (see Note 2)
Cut-off Date Allocated Trust Loan Amount ($) (see Note 2)
Cut-off Date Allocated Companion Loan Amount ($) (see Note 3)
Cut-off Date Allocated Mezzanine A Loan Amount ($) (see Note 3)
Cut-off Date Allocated Mezzanine B Loan Amount ($) (see Note 3)
Cut-off Date Allocated Mezzanine C Loan Amount ($) (see Note 3)

Notes:

1.	The Depositor indicated that the “Administrative Fee Rate (%)” of 0.00540% per annum for each Trust Loan is comprised of a:
a.	Servicing fee rate of 0.00250% per annum,
b.	CREFC royalty license fee rate of 0.00050% and
c.	Certificate administrator fee rate of 0.00240% per annum.

Exhibit 2 to Attachment A Page 2 of 3

Notes: (continued)

2.	With respect to the Pool A Trust Loan and Pool B Trust Loan, we were instructed to use the information provided by the Depositor that is shown in the table below for the:
a.	Fixed Rate Trust Loan Rate,
b.	Floating Rate Trust Margin and
c.	Cut-off Date Allocated Trust Loan Amount ($)

characteristics.

Related To	Characteristic	Provided Value

Pool A Trust Loan	Fixed Rate Trust Loan Rate	3.74970665%
	Floating Rate Trust Margin	NAP
	Cut-off Date Allocated Trust Loan Amount ($)	$1,115,000,000

Pool B Trust Loan	Fixed Rate Trust Loan Rate	NAP
	Floating Rate Trust Margin	2.80991185%
	Cut-off Date Allocated Trust Loan Amount ($)	$658,000,000

For the purpose of presenting the “Cut-off Date Allocated Trust Loan Amount ($)” characteristic on the Preliminary Data File for the Properties that secure each Trust Loan, the Depositor informed us that the “Cut-off Date Allocated Trust Loan Amount ($)” of each Trust Loan that is shown in the table above is allocated to each related Property pro rata based on the allocated original balance for each related Property, as shown on the applicable mortgage loan agreement Source Document.

3.	With respect to the Pool A Trust Loan and Pool B Mortgage Loan, we were instructed to use the information provided by the Depositor that is shown in the table below for the:
a.	Cut-off Date Allocated Companion Loan Amount ($),
b.	Cut-off Date Allocated Mezzanine A Loan Amount ($),
c.	Cut-off Date Allocated Mezzanine B Loan Amount ($) and
d.	Cut-off Date Allocated Mezzanine C Loan Amount ($)

characteristics.

Related To	Characteristic	Provided Value

Pool A Trust Loan	Cut-off Date Allocated Companion Loan Amount ($)	$0
	Cut-off Date Allocated Mezzanine A Loan Amount ($)	$275,000,000
	Cut-off Date Allocated Mezzanine B Loan Amount ($)	$246,400,000
	Cut-off Date Allocated Mezzanine C Loan Amount ($)	$140,000,000

Pool B Mortgage Loan	Cut-off Date Allocated Companion Loan Amount ($)	$164,000,000
	Cut-off Date Allocated Mezzanine A Loan Amount ($)	$184,600,000
	Cut-off Date Allocated Mezzanine B Loan Amount ($)	$175,000,000
	Cut-off Date Allocated Mezzanine C Loan Amount ($)	$0

Exhibit 2 to Attachment A Page 3 of 3

Notes: (continued)

3. (continued)

For the purpose of presenting the “Cut-off Date Allocated Companion Loan Amount ($)” characteristic on the Preliminary Data File for the Pool B Properties, the Depositor informed us that the “Cut-off Date Allocated Companion Loan Amount ($)” of the Pool B Companion Loan is allocated to each Pool B Property pro rata based on the allocated original balance for each Pool B Property, as shown on the mortgage loan agreement Source Document for the Pool B Mortgage Loan.

For the purpose of presenting the:

a.	Cut-off Date Allocated Mezzanine A Loan Amount ($),
b.	Cut-off Date Allocated Mezzanine B Loan Amount ($) and
c.	Cut-off Date Allocated Mezzanine C Loan Amount ($)

characteristics on the Preliminary Data File for the Properties that secure each Mortgage Loan, the Depositor informed us that the each characteristic listed in items a. through c. above is allocated to each related Property pro rata based on the corresponding allocated mezzanine loan original balance for each related Property, as shown on the applicable mezzanine loan agreement Source Document.

4.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics, including the information provided by the Depositor that is described in Notes 1, 2 and 3 above.